TAXES ON INCOME - Income (loss) before taxes on income is comprised (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income (loss) before taxes on income	$ 15,461	$ 9,322